Combined Prospectus	Dec. 03, 2025 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred Shares
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Warrants to Purchase Equity Securities
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Warrants to Purchase Debt Securities
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Share Purchase Contracts
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Share Purchase or Equity Units
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 8
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Subscription Receipts
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 9
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 188,399,665.00
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement is a combined prospectus relating to this Registration Statement and to the registration statement on Form F-10 (File No. 333-266633), which became effective on August 8, 2022 (the "2022 Registration Statement") and the registration statement on Form F-10 (File No. 333-281233), which became effective on August 5, 2024 (the "2024 Registration Statement" and, together with the 2022 Registration Statement, the "Prior Registration Statements"), relating to such indeterminate amount of Debt Securities of the Registrant and such indeterminate number of Preferred Shares, Common Shares, Warrants to Purchase Equity Securities, Warrants to Purchase Debt Securities, Share Purchase Contracts, Share Purchase or Equity Units and Subscription Receipts of the Registrant as shall have an aggregate initial offering price not to exceed $2,723,099,665, in the case of the 2022 Registration Statement, and $2,534,700,000, in the case of the 2024 Registration Statement, of which $188,399,665 remains unsold under the 2022 Registration Statement and $1,034,700,000 remains unsold under the 2024 Registration Statement. This Registration Statement combines the remaining $1,223,099,665 of unsold securities from the Prior Registration Statements with an additional $1,622,100,335 of unallocated (universal) shelf to enable an aggregate $2,845,200,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the $1,223,099,665 of unsold securities which were previously registered on the Prior Registration Statements. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.
Combined Prospectus: 10
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	F-10
File Number	333-281233
Initial Effective Date	Aug. 05, 2024
Combined Prospectus: 11
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred Shares
Form Type	F-10
File Number	333-281233
Initial Effective Date	Aug. 05, 2024
Combined Prospectus: 12
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Form Type	F-10
File Number	333-281233
Initial Effective Date	Aug. 05, 2024
Combined Prospectus: 13
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Warrants to Purchase Equity Securities
Form Type	F-10
File Number	333-281233
Initial Effective Date	Aug. 05, 2024
Combined Prospectus: 14
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Warrants to Purchase Debt Securities
Form Type	F-10
File Number	333-281233
Initial Effective Date	Aug. 05, 2024
Combined Prospectus: 15
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Share Purchase Contracts
Form Type	F-10
File Number	333-281233
Initial Effective Date	Aug. 05, 2024
Combined Prospectus: 16
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Share Purchase or Equity Units
Form Type	F-10
File Number	333-281233
Initial Effective Date	Aug. 05, 2024
Combined Prospectus: 17
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Subscription Receipts
Form Type	F-10
File Number	333-281233
Initial Effective Date	Aug. 05, 2024
Combined Prospectus: 18
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 1,034,700,000.00
Form Type	F-10
File Number	333-281233
Initial Effective Date	Aug. 05, 2024
Combined Prospectus Note	See Prospectus Note 1.